Other Operating Revenue - Gain on Sale of Oil and Gas Properties	6 Months Ended
Jun. 30, 2014
Other Operating Revenue - Gain on Sale of Oil and Gas Properties [Abstract]
Other Operating Revenue - Gain on Sale of Oil and Gas Properties

12. Other Operating Revenue – Gain on Sale of Oil and Gas Properties

During the second quarter of 2014, Arabella sold undeveloped leased acreage for $2,924,854 in cash and recognized a gain on the sale of the property of $1,722,123. Contingent conditions on the sale of the Weatherby acreage may result in an additional $78,300 of revenue.

During the first half of 2014, Arabella sold undeveloped leased acreage for $5,044,054 in cash and recognized a gain on the sale of the properties of $2,958,323. Contingent conditions on the sale of the Weatherby acreage may result in an additional $78,300 of revenue.

During the second quarter of 2014, Arabella sold developed, non-operated leased acreage for $327,734 in cash and recognized a gain on the sale of the properties of $46,398.

Total acreage sales resulted in $3,252,588 and $5,371,788 in cash and gains of $1,768,521 and $3,004,721 for the three and six months ended June 30, 2014, respectively.